Document And Entity Information	9 Months Ended
	Sep. 30, 2012	Dec. 19, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	TRANS LUX CORP
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		32,576,217
Amendment Flag	true
Amendment Description	Ammendment following correspondence.
Entity Central Index Key	0000099106
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep. 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3